Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Loss for the year	$ (15,665,634)	$ (61,221,032)	$ (18,050,307)
Adjustments for:
Depreciation of property and equipment	486,771	204,002	155,742
Depreciation of right-of-use assets	154,247	121,020	84,884
Amortization of intangible assets	2,576,922	3,469,763	711,919
Write-off of intangible assets	5,053,604
Provisions for deferred taxes		(16,009)
Finance costs	268,517	552,751	2,679,763
Finance income	(18,959)	(15,036)	(145,107)
Provision for employees’ end of service benefits	431,439	643,904	43,477
Revaluation of warrants liability	575,224	(6,697,574)
Reversal of provisions of shared-based payment reserves	(177,001)	(2,214,795)
Recapitalization expense		48,521,756
Provision for share-based payments		564,741	801,450
Reversal of allowance for estimated credit loss	(219,256)	716,291	235,164
Net foreign exchange losses			(164,769)
Share of loss of a joint venture	213,805	283,055	94,210
Taxes	654,991	892,937	340,003
Government grants revenue	(2,325,960)	(4,318,726)	(2,546,360)
Total adjustments to reconcile profit (loss)	(7,991,290)	(18,512,952)	(15,759,931)
Working capital changes:
Trade and other receivables	4,251,321	(5,632,577)	(655,710)
Due from related parties	(107,699)	1,427,647	(1,241,557)
Contract assets	958,998	(200,808)	(1,214,626)
Trade and other payables	(317,879)	22,340,143	1,246,322
Contract liabilities	(1,077,617)	1,385,939	1,406,696
Due to related parties	1,706,189	365,461	185,711
Cash flow (used in) / from operations	(2,577,977)	1,172,853	(16,033,095)
Income tax paid	(930,211)	(979,226)	(182,790)
End of service benefits paid	(301,115)	(108,964)	(8,573)
Net cash flows (used in) / from operating activities	(3,809,303)	84,663	(16,224,458)
INVESTING ACTIVITIES
Purchase of property and equipment	(98,534)	(2,128,652)	(164,014)
Additions of intangible assets	(1,212,144)	(9,030,072)	(1,178,763)
Investment in a joint venture		(1,068,408)	(142,352)
Payment for acquisition of subsidiary		(350,000)
Net cash flows used in investing activities	(1,310,678)	(12,577,132)	(1,485,129)
FINANCING ACTIVITIES
Payments of lease liabilities	(233,612)	(189,555)	(136,992)
Proceeds / (Repayment) of loans and borrowings	5,000,000	(11,200,123)	10,788,618
Receipt of government grants	3,544,435	2,993,340	2,336,517
Proceeds from reverse recapitalization		2,480,107
Proceeds from PIPE Financing		30,427,800
Reverse recapitalization transaction costs		(9,470,709)
Finance costs paid	(91,447)	(82,636)	(399,434)
Finance income received	18,959	15,036	145,107
Net cash flows from financing activities	8,238,335	14,973,260	12,733,816
INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	3,118,354	2,480,791	(4,975,771)
Cash and cash equivalents at January 1	3,113,331	632,540	5,608,311
CASH AND CASH EQUIVALENTS AT DECEMBER 31	6,231,685	$ 3,113,331	$ 632,540
Issuance of Class A Shares upon exercise of warrants	365,700
Issuance of shares to Board of Directors
Loans converted to equity upon business combination	7,738,185
Loans converted to equity during the year
Share based payment for service provider	2,900,000
Deferred consideration in relation to acquisition of subsidiary	250,000
Transaction cost settle net of proceeds	$ 10,132,000